[logo] PIONEER Investments(R)







                                                 April 4, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:       Pioneer Series Trust I (the "Trust")
          (File Nos. 333-108472 and 811-21425)
          CIK No. 0001257951

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of (i) the Class A, B and C prospectus, Class A, B and C prospectus supplement and multi-class statement of additional information ("SAI") for Pioneer Oak Ridge Small Cap Growth Fund, a series of the Trust and
(ii) the Class A, B, C prospectus, Class R prospectus, Class Y prospectus, Class A, B, C, R and Y prospectus supplement and multi-class SAI for Pioneer Oak Ridge Large Cap Growth Fund, a series of the Trust, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 6 to the Fund's registration statement on Form N-1A filed electronically (Accession No.0001257951-06-000005) on March 30, 2006.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4942.
                                                 Very truly yours,


                                                 /s/ Gary Ashjian
                                                     Gary Ashjian




cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."